UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Interest Rate Hedge ETF

Ticker: RATE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Interest Rate Hedge ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/rate. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Interest Rate Hedge ETF	$23	0.45%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,600,268	5	$5,144	6.98%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange-Traded Fund
86.7%
Purchased Options
6.6%
U.S. Treasury Obligation
5.8%

Value	Value
U.S. Treasury Obligation	5.8%
Purchased Options	6.6%
Exchange-Traded Fund	86.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
Global X 1-3 Month T-Bill ETFFootnote Reference**	86.7%
U.S. Treasury Bill, 4.25%, 6/3/2025	5.8%
Purchased Option - 10-Year SOFR Interest Rate Swap	3.3%
Purchased Option - 10-Year SOFR Interest Rate Swap	3.1%
Purchased Option - 10-Year SOFR Interest Rate Swap	0.2%
Footnote	Description
Footnote**	Affiliated Investment

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/rate

GX-SA-RATE-2025

Global X Funds

Global X Interest Rate Volatility & Inflation Hedge ETF

Ticker: IRVH

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Global X Interest Rate Volatility & Inflation Hedge ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/irvh/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Interest Rate Volatility & Inflation Hedge ETF	$23	0.45%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,315,342	44	$5,044	10.16%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

U.S. Treasury Obligations
91.8%
Purchased Options
7.5%

Value	Value
Purchased Options	7.5%
U.S. Treasury Obligations	91.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds, 1.38%, 7/15/2033	5.3%
U.S. Treasury Inflation Indexed Bonds, 0.25%, 7/15/2029	4.9%
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/2034	4.9%
U.S. Treasury Inflation Indexed Bonds, 1.13%, 1/15/2033	4.8%
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/2029	4.7%
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/2029	4.3%
U.S. Treasury Inflation Indexed Bonds, 2.38%, 10/15/2028	4.0%
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/2031	3.8%
U.S. Treasury Inflation Indexed Bonds, 2.13%, 4/15/2029	3.7%
U.S. Treasury Inflation Indexed Bonds, 0.63%, 7/15/2032	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/irvh/

GX-SA-IRVH-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Interest Rate Hedge ETF (ticker: RATE)
Global X Interest Rate Volatility & Inflation Hedge ETF (ticker: IRVH)

Semi-Annual Financials and Other Information

May 31, 2025

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Interest Rate Hedge ETF

	Shares	Value
EXCHANGE-TRADED FUND — 86.7%
Domestic Fixed Income — 86.7%
Global X 1-3 Month T-Bill ETF (A)(B)	22,450	$2,254,429
TOTAL EXCHANGE-TRADED FUND (Cost $2,250,887)		2,254,429
	Face Amount
U.S. TREASURY OBLIGATION — 5.8%
U.S. Treasury Bill 4.245%, 06/03/25(C)	$150,000	149,982
TOTAL U.S. TREASURY OBLIGATION (Cost $149,965)		149,982

PURCHASED OPTIONS — 6.6% (Cost $480,200)		171,860
TOTAL INVESTMENTS — 99.1% (Cost $2,881,052)		$2,576,271

Percentages are based on Net Assets of $2,600,268.

(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	Interest rate represents the security’s effective yield at the time of purchase.

A list of the open OTC interest rate purchased swaptions held by the Fund at May 31, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Put Swaption
10-Year SOFR Interest Rate Swap	Barclays	8,000,000	4.050%	09/12/35	$85,565
10-Year SOFR Interest Rate Swap	Barclays	10,000,000	4.100%	08/28/35	81,199
10-Year SOFR Interest Rate Swap	UBS	17,000,000	4.550%	07/10/25	5,096

Total Purchased Swaptions					$171,860

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Interest Rate Hedge ETF

The following is a summary of the level of inputs used as of May 31, 2025, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$2,254,429	$—	$—	$2,254,429
U.S. Treasury Obligation	—	149,982	—	149,982
Purchased Options	—	171,860	—	171,860
Total Investments in Securities	$2,254,429	$321,842	$—	$2,576,271

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2025:

Value 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 5/31/2025	Income	Capital Gains
Global X 1-3 Month T-Bill ETF

$1,707,735	$686,422	$(140,416)	$909	$(221)	$2,254,429	$41,377	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 91.8%
U.S. Treasury Inflation Indexed Bonds
3.875%, 04/15/2029	$48,633	$53,050
3.625%, 04/15/2028	39,545	42,050
3.375%, 04/15/2032	45,042	49,856
2.500%, 01/15/2029	104,266	108,240
2.375%, 10/15/2028	88,748	91,945
2.375%, 02/15/2055	10,135	9,634
2.125%, 04/15/2029	82,714	84,751
2.125%, 01/15/2035	50,668	51,022
2.125%, 02/15/2040	14,796	14,454
2.125%, 02/15/2054	26,051	23,451
1.875%, 07/15/2034	71,342	70,778
1.750%, 01/15/2028	38,163	38,597
1.750%, 01/15/2034	114,441	112,458
1.625%, 10/15/2027	21,591	21,842
1.625%, 10/15/2029	60,981	61,546
1.500%, 02/15/2053	32,275	25,142
1.375%, 07/15/2033	126,358	121,569
1.375%, 02/15/2044	48,026	39,875
1.250%, 04/15/2028	53,309	53,119
1.125%, 01/15/2033	118,096	111,872
1.000%, 02/15/2046	40,490	30,336
1.000%, 02/15/2048	38,906	28,220
1.000%, 02/15/2049	50,835	36,361
0.875%, 01/15/2029	101,322	99,413
0.875%, 02/15/2047	39,744	28,430
0.750%, 02/15/2042	28,306	21,689
0.750%, 02/15/2045	13,581	9,808
0.625%, 07/15/2032	82,550	76,354
0.625%, 02/15/2043	41,729	30,593
0.500%, 01/15/2028	51,860	50,782
0.375%, 01/15/2027	39,717	39,169
0.375%, 07/15/2027	39,220	38,658
0.250%, 07/15/2029	118,771	113,497
0.250%, 02/15/2050	24,867	14,167
0.125%, 10/15/2026	35,110	34,697
0.125%, 01/15/2030	74,579	69,993
0.125%, 07/15/2030	37,419	34,931
0.125%, 01/15/2031	61,425	56,507
0.125%, 07/15/2031	95,455	87,164
0.125%, 01/15/2032	28,842	25,921
0.125%, 02/15/2052	22,976	12,055

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Global X Interest Rate Volatility & Inflation Hedge ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — continued
		$2,123,996
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,161,553)		2,123,996

PURCHASED OPTIONS — 7.5% (Cost $163,800)		174,450
TOTAL INVESTMENTS — 99.3% (Cost $2,325,353)		$2,298,446

Percentages are based on Net Assets of $2,315,342.

A list of the OTC interest rate purchased options held by the Fund at May 31, 2025, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Rate	Expiration Date	Value
Call Options
U.S. 2Yr/10Yr SOFR Spread Option	UBS	15,000,000	0.270%	07/23/26	$65,268
U.S. 2Yr/10Yr SOFR Spread Option	Bank of America	18,000,000	0.200	02/13/26	68,727
U.S. 2Yr/10Yr SOFR Spread Option	Barclays	10,000,000	0.200	03/13/26	40,455

Total Purchased Options					$174,450

As of May 31, 2025, all of the Fund’s investments were considered Level 2, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	May 31, 2025 (Unaudited)
Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Fund Abbreviations

ETF — Exchange Traded Fund

OTC — Over The Counter

SOFR — Secured Overnight Financing Rate

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Global X Interest Rate Hedge ETF	Global X Interest Rate Volatility & Inflation Hedge ETF
Assets:
Cost of Investments	$630,165	$2,325,353
Cost of Affiliated Investments	2,250,887	—
Investments, at Value	$321,842	$2,298,446
Affiliated Investments, at Value	2,254,429	—
Cash	24,875	4,308
Receivable for Investment Securities Sold	—	5,658
Dividend, Interest, and Securities Lending Income Receivable	—	7,812
Total Assets	2,601,146	2,316,224
Liabilities:
Payable due to Investment Adviser	878	882
Total Liabilities	878	882
Net Assets	$2,600,268	$2,315,342
Net Assets Consist of:
Paid-in Capital	$3,175,899	$2,720,146
Total Accumulated Losses	(575,631)	(404,804)
Net Assets	$2,600,268	$2,315,342
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	140,000	110,000
Net Asset Value, Offering and Redemption Price Per Share	$18.57	$21.05

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations

For the period ended May 31, 2025 (Unaudited)

	Global X Interest Rate Hedge ETF	Global X Interest Rate Volatility & Inflation Hedge ETF
Investment Income:
Dividend Income, from Affiliated Investment	$41,377	$—
Interest Income	1,807	50,303
Total Investment Income	43,184	50,303
Expenses:
Supervision and Administration Fees(1)	5,144	5,044
Total Expenses	5,144	5,044
Net Investment Income	38,040	45,259
Net Realized Gain (Loss) on:
Investments	—	(1,934)
Affiliated Investments	(221)	—
Purchased Options and Swaptions	203,400	(49,200)
Payment from Adviser(2)	692	—
Net Realized Gain (Loss)	203,871	(51,134)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	17	(5,344)
Affiliated Investments	909	—
Purchased Options and Swaptions	(224,808)	128,704
Net Change in Unrealized Appreciation (Depreciation)	(223,882)	123,360
Net Realized and Unrealized Gain (Loss)	(20,011)	72,226
Net Increase in Net Assets Resulting from Operations	$18,029	$117,485

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 3 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Interest Rate Hedge ETF		Global X Interest Rate Volatility & Inflation Hedge ETF
	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024	Period Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Operations:
Net Investment Income	$38,040	$89,767	$45,259	$77,960
Net Realized Gain (Loss)	203,871	(488,925)	(51,134)	(346,284)
Net Change in Unrealized Appreciation (Depreciation)	(223,882)	151,291	123,360	145,745
Net Increase (Decrease) in Net Assets Resulting from Operations	18,029	(247,867)	117,485	(122,579)
Distributions:	(73,144)	(595,267)	(34,362)	(79,113)
Capital Share Transactions:
Issued	770,417	551,959	—	1,650,741
Redeemed	—	(551,959)	—	(2,647,476)
Increase (Decrease) in Net Assets from Capital Share Transactions	770,417	—	—	(996,735)
Total Increase (Decrease) in Net Assets	715,302	(843,134)	83,123	(1,198,427)

Net Assets:
Beginning of Year/Period	1,884,966	2,728,100	2,232,219	3,430,646
End of Year/Period	$2,600,268	$1,884,966	$2,315,342	$2,232,219
Share Transactions:
Issued	40,000	30,000	—	80,000
Redeemed	—	(30,000)	—	(130,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	40,000	—	—	(50,000)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout each Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Interest Rate Hedge ETF
2025 (Unaudited) §	18.85	0.32	0.12 ‡	0.44	(0.72)	—	—
2024	27.28	0.90	(3.37)	(2.47)	(0.66)	(5.30)	—
2023	29.65	0.94	1.41	2.35	(0.80)	(3.92)	—
2022 (2)	25.00	0.18	4.58	4.76	(0.11)	—	—
Global X Interest Rate Volatility & Inflation Hedge ETF
2025 (Unaudited) §	20.29	0.41	0.66	1.07	(0.31)	—	—
2024	21.44	0.63	(1.13)	(0.50)	(0.65)	—	—
2023	22.85	0.85	(1.42)	(0.57)	(0.84)	—	—
2022 (2)	25.00	0.53	(2.25)	(1.72)	(0.43)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
#	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds. (See Note 3 in the Notes to Financial Statements.)
§	For the period ended May 31, 2025.
@	Effective for the fiscal year ended November 30, 2024, the Fund began presenting acquired fund fees borne by the Adviser as part of its unitary fee agreement (See Note 3 in Notes to Financial Statements) as a realized gain on the Statement of Operations as compared to a contra-expense as in prior fiscal years. If such amounts had been presented as a realized gain in the year ended November 30, 2024 (first year of this agreement), the ratio of Expenses to Average Net Assets would have been 0.39%.
(1)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(2)	The Fund commenced operations on July 5, 2022.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover Rate (%)††
(0.72)	18.57	2.11	2,600	0.45	#†	3.33	†(1)	6.98
(5.96)	18.85	(8.28)	1,885	0.45	#@	4.53	(1)	12.92
(4.72)	27.28	8.86	2,728	0.50	#	3.64	(1)	65.12
(0.11)	29.65	19.04	3,854	0.47	†	1.52	†	0.00

(0.31)	21.05	5.35	2,315	0.45	†	4.04	†	10.16
(0.65)	20.29	(2.37)	2,232	0.45		3.00		9.60
(0.84)	21.44	(2.53)	3,431	0.50		3.89		19.87
(0.43)	22.85	(6.93)	2,971	0.46	†	5.60	†	2.73

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

May 31, 2025 (Unaudited)

1. ORGANIZATION

Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of May 31, 2025, the Trust had one hundred and six portfolios, ninety-five of which were operational. The financial statements herein and the related notes pertain to the Global X Interest Rate Hedge ETF and the Global X Interest Rate Volatility & Inflation Hedge ETF (each a “Fund”, and collectively, the “Funds”). The Funds have elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currencies and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Options traded on an exchange will be valued at the mean of the bid and ask quotations for the current day at the close of the market. If either the bid or the ask is not available, the last closing price will be used. Over-the-counter (“OTC”) options are valued based upon prices determined by an independent, third-party pricing agent. Futures are valued at the settlement price established by the board of trade on which they are traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of the Fund’s security that is traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of May 31, 2025, there were no securities priced using the Fair Value Procedures.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedule of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws, and regulations, and interpretations thereof. Any foreign tax filings that have not been made will be filed within the prescribed period.

As of and during the reporting period ended May 31, 2025, the Funds did not have a liability for any unrecognized tax benefits as an income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

OPTIONS - To the extent consistent with their investment policies, the Funds may either purchase or write options.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes (sells) an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

The Global X Interest Rate Hedge ETF may invest in interest rate payer options (“swaptions”). A swaption is an option that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. An

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

interest rate payer swaption is a swaption where a Fund has the right but not the obligation to enter into a new swap agreement where the Fund pays a fixed interest rate and receives a floating interest rate.

The Global X Interest Rate Volatility & Inflation Hedge ETF may invest in yield curve spread options which are options tied to the shape of the U.S. interest rate swap curve. The U.S. interest rate swap curve is a type of interest rate curve that reflects the swap rate used in interest rate swap agreements with different maturities. A swap rate is the fixed interest rate that is exchanged for a floating interest rate in an interest rate swap agreement. A yield curve spread option is an option on the spread between two swap rates at different parts of the U.S. interest rate swap curve. The Fund generally expects the purchased yield curve spread options to reference the spread between the 2-year and 10-year swap rate, though the Fund may purchase yield curve spread options referencing other swap rate spreads. The Fund will purchase yield curve spread options such that the Fund will gain from steepening of the yield curve, while having a potential loss on the yield curve spread options limited to the premium paid for the yield curve spread options.

When the option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options and swaptions is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options and swaptions in the Statements of Operations.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CASH OVERDRAFT CHARGES – Per the terms of an agreement with The Bank of New York Mellon (“BNY”), the Funds’ custodian (“Custodian”), if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each, an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Interest Rate Hedge ETF	10,000	$250	$250
Global X Interest Rate Volatility & Inflation Hedge ETF	10,000	250	250

SEGMENT REPORTING – The Funds have adopted FASB Board Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Funds’ adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

The Adviser’s Chief Financial Officer acts as each Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under a supervision and administration agreement (the “Supervision

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of each Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees for investments in unaffiliated investment companies, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The Supervision and Administration Agreement for the Funds provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Fund in affiliated investment companies. For the period ended May 31, 2025, the Adviser paid acquired fund fees and expenses of the Global X Interest Rate Hedge ETF of $692 and made such reimbursement payments to the Fund on a monthly basis. These amounts are included in Payment from Adviser on the Statement of Operations.

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Interest Rate Hedge ETF	0.45%
Global X Interest Rate Volatility & Inflation Hedge ETF	0.45%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY serves as transfer agent and Custodian to the Trust on behalf of the Funds. As Custodian, BNY may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust on behalf of the Funds. BNY also serves as the Trust’s transfer agent on behalf of the Funds. Under its transfer agency agreement with the Trust, BNY has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s (“DTC”) book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement, (iv) perform the customary services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities, were:

	Purchases	Sales and Maturities
Global X Interest Rate Hedge ETF	$1,295,078	$140,416
Global X Interest Rate Volatility & Inflation Hedge ETF	215,874	239,123

For the period ended May 31, 2025, there were no in-kind transactions associated with creations and redemptions.

For the period ended May 31, 2025, there were no purchases and sales of long-term U.S. Government securities by the Funds.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The following tables show the fair value of the derivative financial instruments and the location in the Statements of Assets and Liabilities categorized by underlying risk exposure as of May 31, 2025.

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value

Global X Interest Rate Hedge ETF
Interest rate contracts	Investments, at value	$171,860	*	Interest rate contracts	Swaptions written, at value	$–
Total Derivatives not accounted for as hedging instruments		$171,860				$–

Global X Interest Rate Volatility & Inflation Hedge ETF
Interest rate contracts	Investments, at value	$174,450	*	Interest rate contracts	Options written, at value	$–
Total Derivatives not accounted for as hedging instruments		$174,450				$–

* Includes purchased options and/or swaptions.

Amounts designated as “—” are $0.

The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2025:

Amount of realized gain or (loss) on derivatives recognized in income:

	Purchased Options and Swaptions	Written Options and Swaptions
Global X Interest Rate Hedge ETF
Interest Rate Contracts	$203,400	$—
Global X Interest Rate Volatility & Inflation Hedge ETF
Interest Rate Contracts	(49,200)	—

Amounts designated as “—” are $0.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

	Purchased Options and Swaptions	Written Options and Swaptions
Global X Interest Rate Hedge ETF
Interest Rate Contracts	$(224,808)	$—
Global X Interest Rate Volatility & Inflation Hedge ETF
Interest Rate Contracts	128,704	—

Amounts designated as “—” are $0.

The following table discloses the average monthly balances of the Funds’ options and swaptions activity during the period ended May 31, 2025:

	Average Market Value Contracts Written	Average Market Value Contracts Purchased
Global X Interest Rate Hedge ETF	$—	$361,033
Global X Interest Rate Volatility & Inflation Hedge ETF	—	180,200

The Funds are subject to various netting agreements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain swaps and derivatives transactions and are intended to reduce counterparty risk associated with such transactions by establishing credit protection mechanisms and providing for standardization which improves legal certainty. Since different types of transactions have different mechanics and are often traded through different legal entities with respect to a particular counterparty, different transaction types may be covered by different Master Agreements, resulting in the need for multiple Master Agreements with a single counterparty. Master Agreements generally allow a Fund to close-out and net its total exposure to a specific counterparty in the event of a default with respect to all transactions thereunder.

Master Agreements can also help limit counterparty risk by providing for collateralization at pre-arranged exposure levels. Under the Master Agreements, collateral is normally transferred if the net exposure with respect to the applicable transaction type exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral by the Fund, if any, are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash on hand (cash). Collateral pledged by counterparties to a Fund is not included in the Fund’s assets because the Fund is not permitted to use (or rehypothecate) such collateral, and instead, swaps and derivatives are shown on the Fund’s Statement of Assets and Liabilities at their current market value. A Fund’s overall exposure to counterparty risk can change substantially

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

5. DERIVATIVE TRANSACTIONS (continued)

within a short period of time as it is affected by each transaction subject to the relevant Master Agreement.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into by a Fund and the applicable counterparty. ISDA Master Agreements include, among other items, representations, warranties and covenants, provisions establishing events of default and termination events, and provisions imposing collateral requirements with respect to the applicable transaction types. The occurrence of events of default and termination events entitle the parties to the ISDA Master Agreement to elect to terminate early and cause settlement of all outstanding transactions thereunder. Early termination of transactions could have a material effect on the financial statements of the Fund. In limited circumstances, the ISDA Master Agreement may provide for the exchange of initial margin, which results in over-collateralization and additional credit protection beyond coverage of existing daily exposure.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for each Fund as of May 31, 2025:

Global X Interest Rate Hedge ETF
	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Options and Swaptions	Total Over the Counter	Options and Swaptions	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/Pledged*	Net Exposure†
UBS	$5,096	$5,096	$–	$–	$5,096	$–	$5,096
Barclays	166,764	166,764	–	–	166,764	–	166,764
Total over the counter	$171,860	$171,860	$–	$–

Global X Interest Rate Volatility & Inflation Hedge ETF
	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Options and Swaptions	Total Over the Counter	Options and Swaptions	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/Pledged*	Net Exposure†
UBS	$65,268	$65,268	$–	$–	$65,268	$–	$65,268
Bank of America	68,727	68,727	–	–	68,727	–	68,727
Barclays	40,455	40,455	–	–	40,455	–	40,455
Total over the counter	$174,450	$174,450	$–	$–

* Excess collateral pledged is not shown for financial reporting purposes.

† Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can be netted only across transactions governed under the same master agreement with the same legal entity.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the periods ended November 30, 2024 and 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Interest Rate Hedge ETF
2024	$595,267	$–	$–	$595,267
2023	612,153	–	–	612,153
Global X Interest Rate Volatility & Inflation Hedge ETF
2024	$79,113	$–	$–	$79,113
2023	119,940	–	–	119,940

As of November 30, 2024, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Interest Rate Hedge ETF	Global X Interest Rate Volatility & Inflation Hedge ETF
Undistributed Ordinary Income	$51,251	$12,998
Capital Loss Carryforwards	(490,428)	(350,659)
Unrealized Depreciation on Investments and Foreign Currency	(81,341)	(150,267)
Other Temporary Differences	2	1
Total Accumulated Losses	$(520,516)	$(487,927)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

6. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2025, was as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Interest Rate Hedge ETF	$ 2,881,052	$ 3,559	$ (308,782)	$ (305,223)
Global X Interest Rate Volatility & Inflation Hedge ETF	2,325,353	33,057	(59,964)	(26,907)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily related to wash sales.

7. CONCENTRATION OF RISKS

Global X Interest Rate Hedge ETF

Associated Risks Related to Investing in Rate-Linked Derivatives: The Global X Interest Rate Hedge ETF’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. The Fund is expected to benefit from the options it holds if long-term U.S. interest rates rise during the time period in which the Fund holds the options. However, if long-term U.S. interest rates decrease, the Fund will lose money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to long-term interest rate increases linked to U.S. interest rates, outright interest rate increases may also lead to heightened volatility in the fixed income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s investments in U.S. Treasuries. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund. The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate risk. Moreover, to the extent that interest rate risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during periods of rising long-term U.S. interest rates. There is no guarantee that the Fund will have positive performance even in environments of sharply rising U.S. interest rates. There is no guarantee that the Fund will be able to successfully mitigate interest rate risk.

Leverage Risk: The Fund’s investments in put options and/or interest rate payer swaptions have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to gains or losses that are disproportionate to the amount the Fund has invested in those instruments. Because the Fund only takes long positions in put options and/or interest rate payer swaptions as part of its principal investment strategy, the maximum loss for the Fund’s put options and/or interest rate payer swaptions positions is the “options premium,” which is defined as the premium paid for the put options and/ or interest rate payer swaptions and any post-purchase appreciation in value. Thus, any disproportionate returns are generally expected to exist only when the value of such options appreciates. However, following such appreciation, even small changes in the shape of the U.S. interest rate curve or interest rate volatility may result in a significant decline in the value of such options with a maximum loss equal to the yield curve spread options premium.

Swaptions Risk: A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may purchase interest rate payer swaptions. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.

Global X Interest Rate Volatility & Inflation Hedge ETF

Associated Risks Related to Investing in Rate-Linked Derivatives: The Global X Interest Rate Volatility & Inflation Hedge ETF’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates, including through options tied to the shape of the U.S. interest rate curve, can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters, and technological developments. The Fund is expected to benefit from the options it holds if the U.S. interest rate curve steepens during the time period in which the Fund holds the options. However, if the U.S. interest rate curve flattens or inverts, the Fund will lose

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

money on the options, up to the amount invested in option premiums, and underperform an otherwise identical bond fund that had not used such options. Rate-linked derivatives may lose money if interest rates change in a manner not anticipated by the Adviser. An increase in interest rates may cause the value of securities held directly or indirectly by the Fund to decline to the extent that the increase is not linked to a steepening of the U.S. interest rate curve or the Fund’s hedging strategy is not effectively implemented. Even if the Fund is hedged against losses due to interest rate increases linked to U.S. interest rate curve steepening, outright interest rate increases may lead to heightened volatility in the fixed income markets and may positively affect the value of the Fund’s options while negatively impacting the Fund’s exposure to Treasury Inflation-Protected Securities. There can be no assurance that the Fund’s interest-rate linked options will accurately deliver positive returns if inflation experienced in the U.S. or the rate of expected future inflation reflected in the prices and yields of bonds held by the Fund rises. The Fund could lose money on the options held by the Fund, and the present value of the Fund’s portfolio investments could decrease if inflation increases. These interest rate-linked options may also cause the Fund’s net asset value and returns to be more volatile and expose the Fund to increased counterparty risk. Fluctuations in the steepness of the U.S. interest rate curve or the price of the options owned by the Fund could materially adversely affect an investment in the Fund. The Fund’s investments in options are not intended to mitigate duration and credit risk or other factors influencing the price of U.S. government bonds, which may have a greater impact on the bonds’ returns than interest rate curve risk. Moreover, to the extent that interest rate curve risk has been priced into the government bonds owned directly or indirectly by the Fund, the Fund could underperform other investments even during inflationary periods. There is no guarantee that the Fund will have positive performance even in environments of sharply rising inflation. There is no guarantee that the Fund will be able to successfully mitigate inflation risk or that bond values and interest rates will match changes in inflation rates.

Leverage Risk: The Fund’s investments in yield curve spread options have the economic effect of creating financial leverage in the Fund’s portfolio because such investments may give rise to gains or losses that are disproportionate to the amount the Fund has invested in those instruments. Because the Fund only takes long positions in yield curve spread options as part of its principal investment strategy, the maximum loss for the Fund’s yield curve spread options position is the “options premium,” which is defined as the premium paid for the yield curve spread options and any post-purchase appreciation in value. Thus, any disproportionate returns are generally expected to exist only when the value of such yield curve spread options appreciates. However, following such appreciation, even small changes in the shape of the U.S. interest rate curve or interest rate volatility may result in a significant decline in the value of such yield curve spread options with a maximum loss equal to the yield curve spread options premium.

Notes to Financial Statements (Continued)

May 31, 2025 (Unaudited)

7. CONCENTRATION OF RISKS (continued)

Inflation-Linked Bonds Investment Risk: Inflation-linked bonds are income-generating instruments whose interest and principal payments are adjusted for inflation – a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Risks Applicable to Both Funds

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Funds’ investments in U.S. Treasury obligations to decline.

Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income, gains earned or gains repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

8. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BNY are initially required to be secured by collateral equal to at least 102% for U.S.-based securities and 105% for foreign based securities. Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY and are designated as being held on the Fund’s behalf under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the counterparty to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities

Notes to Financial Statements (Concluded)

May 31, 2025 (Unaudited)

8. LOANS OF PORTFOLIO SECURITIES (continued)

received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending colateral as a liability on the Statements of Assets and Liabilities.

Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of May 31, 2025, the Funds had no securities on loan.

9. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)          No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)          No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)          No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)          No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:

Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:

The Bank of New York Mellon
240 Greenwich Street
New York, New York 10286

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-011-0300

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: August 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: August 1, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: August 1, 2025